SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Chan Wai Ho [Member]
Related Party Transaction [Line Items]
Accrued professional fee					$ 38,066
Chen Sze Hon Johnson [Member]
Related Party Transaction [Line Items]
Accrued professional fee					58,634
Related Party [Member]
Related Party Transaction [Line Items]
Accrued professional fee			$ 12,380	$ 96,700	$ 96,700